SCHEDULE OF INCOME (LOSS) PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Net loss	$ (20,267,365)	$ (21,036,690)	$ (15,669,093)
Weighted average number of common shares outstanding	40,099,752	36,739,857	34,545,752
Weighted average number of common shares outstanding - diluted	40,099,752	36,739,857	34,545,752
Basic, loss per share	$ (0.51)	$ (0.57)	$ (0.45)
Diluted, loss per share	$ (0.51)	$ (0.57)	$ (0.45)